Expense Example, No Redemption	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 10 Years
USD ($)	389	526	675	1,109	143	443	766	1,475	51	160	280	628	638	877	1,135	1,871	152	471	813	1,576	60	189	329	738	391	532	686	1,132	145	449	776	1,497	53	167	291	653